Preferred Stock - Schedule of Preferred Stock Investments (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($) shares
Class Of Stock [Line Items]
Carrying Value	$ 40,374
Jernigan Capital, Inc | Preferred Stock Investment
Class Of Stock [Line Items]
Investment Date	Feb. 11, 2020
Shares | shares	40,000
Carrying Value	$ 40,374 [1]
Property Type	Self-storage
Interest Rate	7.00%
Maturity Date	Dec. 31, 2021

[1]	Carrying value includes an unamortized purchase premium of approximately $0.4 million.